Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule of reclassification of financial statements

Statement of Comprehensive Income:

	For the year ended June 30,
	2018		2018	2017		2017
	AUD$	Reclassification	Reclassified	AUD$	Reclassification	Reclassified
Revenue:
Operating Revenue	1,842,909	-	1,842,909	1,396,197	-	1,396,197
Total Operating Revenue	1,842,909	-	1,842,909	1,396,197	-	1,396,197
Cost of Goods Sold	(418,693)	-	(418,693)	(337,546)	-	(337,546)
Gross Profit	1,424,216	-	1,424,216	1,058,651	-	1,058,651
Sales and Marketing Costs	(282,241)	282,241	-	(407,751)	407,751	-
Freight Costs	(169,458)	169,458	-	(135,377)	135,377	-
Total Gross Profit less Direct Selling Costs	972,517	451,699	1,424,216	515,523	543,128	1,058,651

Other Income	1,850,401	(1,238)	1,849,163	1,614,373	(8,386)	1,605,987
Other gains/(losses) – net	-	95,167	95,167	-	(375,479)	(375,479)

Expenses:
Consulting, Employee and Director	(1,384,298)	1,384,298	-	(1,689,521)	1,689,521	-
Corporate Administration	(1,336,516)	1,336,516	-	(1,381,809)	1,381,809	-
Depreciation	(5,047)	5,047	-	(4,922)	4,922	-
Finance Costs	(18,857)	18,857	-	(24,483)	24,483	-
Impairment of Inventory	(163,600)	163,600	-	(136,494)	136,494	-
Marketing and Promotion	(370,699)	370,699	-	(789,608)	789,608	-
Research and Development	(2,257,224)	-	(2,257,224)	(4,630,674)	-	(4,630,674)
Travel and Entertainment	(297,606)	297,606	-	(276,539)	276,539	-
General and administrative expenses	-	(3,412,576)	(3,412,576)	-	(3,109,845)	(3,109,845)
Selling and marketing expenses	-	(686,714)	(686,714)	-	(1,271,526)	(1,271,526)
Finance income	-	1,238	1,238	-	8,386	8,386
Finance expenses	-	(24,199)	(24,199)	-	(89,654)	(89,654)
Loss for the period	(3,010,929)	-	(3,010,929)	(6,804,154)	-	(6,804,154)

Consolidated statement of Cash Flows

	2018		2018	2017		2017
	AUD$	Reclassification	Reclassified	AUD$	Reclassification	Reclassified
Cash flows Related to Operating Activities
Receipts from customers	1,601,619	-	1,601,619	1,413,676	-	1,413,676
Payments to suppliers and employees	(7,262,348)	-	(7,262,348)	(9,971,142)	-	(9,971,142)
Interest received	1,278	(1,278)	-	8,386	(8,386)	-
Interest and other costs of finance paid	(24,199)	24,199	-	(97,051)	97,051	-
Other - R&D Tax Concession Refund	2,156,206	-	2,156,206	1,615,043	-	1,615,043
Net Cash Flows Used In Operating Activities	(3,527,444)	22,921	(3,504,523)	(7,031,088)	88,665	(6,942,423)

Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(6,594)	-	(6,594)	(5,696)	-	(5,696)
Interest received	-	1,278	1,278	-	8,386	8,386
Net Cash Flows (Used In)/From Investing Activities	(6,594)	1,278	(5,316)	(5,696)	8,386	2,690

Cash Flows Related to Financing Activities
Proceeds from issues of securities	5,472,200	-	5,472,200	12,525,067	-	12,525,067
Capital raising costs	(733,152)	-	(733,152)	(2,132,422)	-	(2,132,422)
Proceeds from borrowings	500,000	-	500,000	500,000	-	500,000
Repayment of borrowings	(865,864)	-	(865,864)	(2,191,593)	-	(2,191,593)
Interest and other costs of finance paid	-	(24,199)	(24,199)	-	(97,051)	(97,051)
Net Cash Flows From Financing Activities	4,373,184	(24,199)	4,348,985	8,701,052	(97,051)	8,604,001

Net increase in cash and cash equivalents	839,146	-	839,146	1,664,268	-	1,664,268
Cash and cash equivalents at the beginning of the year	3,994,924	-	3,994,924	2,290,639	-	2,290,639
Effects of exchange rate changes on cash and cash equivalents	(106,640)	-	(106,640)	40,017	-	40,017
Cash and Cash Equivalents at the End of the Year	4,727,430	-	4,727,430	3,994,924	-	3,994,924